Dividends - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions							12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Jul. 31, 2020 CNY (¥) ¥ / shares	Jul. 31, 2020 $ / shares	Jul. 26, 2019 CNY (¥) ¥ / shares	Jul. 26, 2019 $ / shares	Dec. 31, 2020 CNY (¥)
Disclosure of Dividends [abstract]
Final dividend for financial year 2020 proposed after the end of the reporting period, per share | $ / shares		$ 0.125
Final dividend for financial year 2020 proposed after the end of the reporting period, total	¥ 8,403						¥ 8,403
Dividends paid, per share | (per share)			¥ 0.114441	$ 0.125	¥ 0.109851	$ 0.125
Dividends paid, total			¥ 9,262		¥ 8,891